Operating Lease Arrangements (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
2020	$205,537
2021	214,644
2022	216,921
2023	221,474
2024	223,751
2025 and thereafter	74,584